Consolidated Statements of Financial Position - CAD ($)	Mar. 31, 2025	Mar. 31, 2024
Current assets
Cash and cash equivalents	$ 225,947,000	$ 170,177,000
Accounts receivable	719,435,000	471,345,000
Income tax receivable	32,065,000	13,428,000
Contract assets	503,552,000	704,703,000
Inventories	320,172,000	295,880,000
Deposits, prepaids and other assets	104,179,000	98,161,000
Current assets	1,905,350,000	1,753,694,000
Non-current assets
Property, plant and equipment	325,048,000	296,977,000
Right-of-use assets	122,291,000	105,661,000
Long-term deposits	4,992,000	0
Other assets	7,062,000	18,416,000
Goodwill	1,394,576,000	1,228,600,000
Intangible assets	758,531,000	679,547,000
Deferred income tax assets	104,022,000	5,904,000
Non-current assets	2,716,522,000	2,335,105,000
Total assets	4,621,872,000	4,088,799,000
Current liabilities
Bank indebtedness	27,271,000	4,060,000
Accounts payable and accrued liabilities	665,109,000	604,488,000
Income tax payable	40,073,000	44,732,000
Contract liabilities	330,134,000	312,204,000
Provisions	29,960,000	35,978,000
Current portion of lease liabilities	32,694,000	27,571,000
Current portion of long-term debt	219,000	176,000
Current liabilities	1,125,460,000	1,029,209,000
Non-current liabilities
Employee benefits	25,805,000	24,585,000
Long-term provisions	1,000,000	0
Long-term lease liabilities	96,699,000	83,808,000
Long-term debt	1,543,459,000	1,171,796,000
Deferred income tax liabilities	100,573,000	81,353,000
Other long-term liabilities	19,519,000	14,101,000
Non-current liabilities	1,787,055,000	1,375,643,000
Total liabilities	2,912,515,000	2,404,852,000
EQUITY
Share capital	842,015,000	865,897,000
Contributed surplus	36,539,000	26,119,000
Accumulated other comprehensive income	166,855,000	64,155,000
Retained earnings	660,368,000	724,495,000
Equity attributable to shareholders	1,705,777,000	1,680,666,000
Non-controlling interests	3,580,000	3,281,000
Total equity	1,709,357,000	1,683,947,000
Total liabilities and equity	$ 4,621,872,000	$ 4,088,799,000